SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT INFORMATION
24.	SEGMENT INFORMATION

The Group is principally engaged in the gaming and hospitality business in Asia and its principal operating and developmental activities occur in two geographic areas: Macau and the Philippines. The chief operating decision maker monitors its operations and evaluates earnings by reviewing the assets and operations of Mocha Clubs, Altira Macau, City of Dreams, Studio City, which commenced operations on October 27, 2015 and City of Dreams Manila, which commenced operations on December 14, 2014. Upon closing of the various agreements entered between MCP Group and the Philippine Parties for development and operation of City of Dreams Manila and the completion of the placing and subscription transaction of MCP during the year ended December 31, 2013, City of Dreams Manila has become one of the operating segments of the Group as of June 30, 2013. Taipa Square Casino is included within Corporate and Others.

The Group’s segment information for total assets and capital expenditures is as follows:

Total Assets

	December 31,
	2015	2014	2013
Macau:
Mocha Clubs	$145,631	$173,150	$159,927
Altira Macau	496,455	501,105	573,814
City of Dreams	3,183,460	3,133,680	3,148,657
Studio City	3,832,770	3,987,912	2,519,461

Sub-total	7,658,316	7,795,847	6,401,859

The Philippines:
City of Dreams Manila	946,540	1,070,723	631,377

Corporate and Others	1,804,926	1,565,993	1,780,403

Total consolidated assets	$10,409,782	$10,432,563	$8,813,639

Capital Expenditures
	Year Ended December 31,
	2015	2014	2013
Macau:
Mocha Clubs	$6,446	$13,116	$6,515
Altira Macau	18,404	21,984	5,464
City of Dreams	331,503	264,922	97,654
Studio City	968,696	907,455	440,826

Sub-total	1,325,049	1,207,477	550,459

The Philippines:
City of Dreams Manila	98,884	405,196	359,854

Corporate and Others	31,909	24,632	2,042

Total capital expenditures	$1,455,842	$1,637,305	$912,355

The Group’s segment information on its results of operations is as follows:

	Year Ended December 31,
	2015	2014	2013
NET REVENUES
Macau:
Mocha Clubs	$136,217	$147,373	$148,683
Altira Macau	574,848	744,850	1,033,801
City of Dreams	2,794,673	3,848,623	3,857,049
Studio City	125,303	1,767	1,093

Sub-total	3,631,041	4,742,613	5,040,626

The Philippines:
City of Dreams Manila	300,409	7,564	—

Corporate and Others	43,350	52,132	46,552

Total net revenues	$3,974,800	$4,802,309	$5,087,178

ADJUSTED PROPERTY EBITDA(1)
Macau:
Mocha Clubs	$30,259	$36,337	$40,222
Altira Macau	36,261	84,795	147,340
City of Dreams	798,504	1,165,632	1,193,211
Studio City	11,594	(1,296)	(1,059)

Sub-total	876,618	1,285,468	1,379,714

The Philippines:
City of Dreams Manila	55,366	6	(603)

Total adjusted property EBITDA	931,984	1,285,474	1,379,111

OPERATING COSTS AND EXPENSES
Payments to the Philippine Parties	(16,547)	(870)	—
Pre-opening costs	(168,172)	(90,556)	(13,969)
Development costs	(110)	(10,734)	(26,297)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(54,056)	(64,471)	(64,271)
Depreciation and amortization	(359,341)	(246,686)	(261,298)
Land rent to Belle	(3,476)	(3,562)	(3,045)
Share-based compensation	(20,827)	(20,401)	(14,987)
Property charges and others	(38,068)	(8,698)	(6,884)
Gain on disposal of assets held for sale	—	22,072	—
Corporate and Others expenses	(115,735)	(118,971)	(91,299)

Total operating costs and expenses	(833,569)	(600,114)	(539,287)

OPERATING INCOME	$98,415	$685,360	$839,824

	Year Ended December 31,
	2015	2014	2013
NON-OPERATING INCOME (EXPENSES)
Interest income	$13,900	$20,025	$7,660
Interest expenses, net of capitalized interest	(118,330)	(124,090)	(152,660)
Amortization of deferred financing costs	(38,511)	(28,055)	(18,159)
Loan commitment and other finance fees	(7,328)	(18,976)	(25,643)
Foreign exchange loss, net	(2,156)	(6,155)	(10,756)
Other income, net	2,317	2,313	1,661
Loss on extinguishment of debt	(481)	—	(50,935)
Costs associated with debt modification	(7,603)	—	(10,538)

Total non-operating expenses, net	(158,192)	(154,938)	(259,370)

(LOSS) INCOME BEFORE INCOME TAX	(59,777)	530,422	580,454
INCOME TAX EXPENSE	(1,031)	(3,036)	(2,441)

NET (LOSS) INCOME	(60,808)	527,386	578,013
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	166,555	80,894	59,450

NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$105,747	$608,280	$637,463

Note

(1)	“Adjusted property EBITDA” is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and others, share-based compensation, payments to the Philippine Parties, land rent to Belle, gain on disposal of assets held for sale, Corporate and Others expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City and City of Dreams Manila and to compare the operating performance of its properties with those of its competitors.

The Group’s geographic information for long-lived assets is as follows:

Long-lived Assets

	December 31,
	2015	2014	2013
Macau	$6,355,934	$5,366,692	$4,503,982
The Philippines	691,729	728,999	334,827
Hong Kong and other foreign countries	2,390	1,817	1,289

Total long-lived assets	$7,050,053	$6,097,508	$4,840,098